Related Party Transactions (Details) - Related Party [Member] - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Current liabilities payable	$ 302	$ 142		$ 142	$ 142	$ 178
Cost incurred			$ 177	84		504
Long term liabilities payable						2,212
Shareholders owned an option (in Shares)				711,111	711,111
Marketing, Patent Administration, And Technology Maintenance Services [Member]
Related Party Transactions (Details) [Line Items]
Cost incurred services	26	34	79	$ 84		247
General Business Oversight [Member]
Related Party Transactions (Details) [Line Items]
Cost incurred services	$ 267	278	530	643		984
Engineering Support Provided By Former Board Member [Member]
Related Party Transactions (Details) [Line Items]
Cost incurred		$ 76	$ 97			$ 230
Occidental Petroleum [Member]
Related Party Transactions (Details) [Line Items]
Shareholders owned an option (in Shares)				247,655	247,655
Exchange for retiring purchase option				$ 79,054	$ 79,054
Interests converted (in Shares)					7,905,279